Note 1 - Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 16-0733425 003 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]

NOTE 1 - DESCRIPTION OF PLAN

The Seneca Foods Corporation Employees' Savings Plan (the “Plan") was established for the benefit of the employees of Seneca Foods Corporation (the “Company”). The following description of the Plan provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan's provisions.

General

The Plan is a defined contribution plan intended to qualify as a cash or deferred arrangement under Section 401(k) of the Internal Revenue Code.

Prior to January 1, 2022, substantially all employees of the Company were eligible to participate in the Plan after completion of twelve months of employment, 1,000 hours worked within a plan year (January-December), and attainment of age eighteen. The Plan was amended as of January 1, 2022, and as a result, participants became eligible to make contributions to the Plan the first day of the month following their date of hire provided they are eighteen years of age (the "Amendment"). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"). The Fiduciary Committee is responsible for oversight of the Plan. There is a fiduciary agreement in place with World Investment Advisors LLC (“World Investment”), formerly known as Pensionmark Financial Group LLC. As such, World Investment is responsible for determining the selection and appropriateness of the Plan's investment portfolio based upon the investment policy provided by the Fiduciary Committee.

Contributions

Each year, participants may contribute up to 60% of pre-tax and post-tax annual compensation, as defined by the Plan. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions and those that turn age 60, 61, 62 and 63 before the end of the Plan year are eligible to make super catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollovers). The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan, unless they affirmatively elect not to participate, with a default deferral rate set at 4% of eligible compensation. There is also an auto escalation each year of 1% until the participant attains 6%, unless they affirmatively elect not to participate. Participants direct the investment of their contributions into various investment options offered by the Plan. If a participant does not elect how to invest their contributions, the contributions will automatically be invested in the investment fund designated by the Company as the default fund. The Plan currently offers various mutual funds, a variable annuity, an insurance group annuity contract and the Seneca Foods Corporation Employer Stock Fund as investment options for participants.

Beginning on January 1, 2020, the Company contributed additional amounts in the form of a fixed employer match. With respect to the employer match, an eligible participant is one who, for a calendar year, is an active employee of the Company on the last business day of the calendar year and completed a year of service during the year, or retired or terminated employment due to total disability or after reaching age 65 and completing 10 years of service during the year, or died while employed during the year.

Additionally, the match is based on whether an individual is accruing in the Company’s pension plan. Those that are accruing in the Company pension plan, with the exception of salaried highly compensated employees, are eligible to receive an employer match equal to 25% of the first 4% of eligible compensation that a participant contributes to the Plan.  Those that are not accruing in the Company pension plan are eligible to receive an employer match equal to 50% of the first 6% of eligible compensation that a participant contributes to the Plan. The Company contribution is invested directly in the Seneca Foods Corporation Employer Stock Fund and is allocated to participants based on the participants’ pro rata share of total participating payroll. During the years ended December 31, 2025 and 2024, the Company contributed $3,190,968 and $2,795,122 in employer contributions, respectively. Contributions are subject to certain Internal Revenue Service (“IRS”) limitations.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and allocations of (a) the Company’s matching contribution and (b) Plan earnings (losses) and charged with an allocation of any administrative expenses paid by the Plan. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are immediately vested in their contributions plus actual earnings (losses) thereon. Vesting in the Company’s contribution portion of their accounts is based on years of service. A participant is 100% vested after three years of credited service. If a participant dies or is disabled prior to attaining normal retirement age, the participant becomes 100% vested.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. The borrowings are secured by the balance in the participant’s account and bear interest at rates ranging from 4.25% to 9.50%, which are commensurate with local prevailing rates as determined by the Plan. Principal and interest is paid ratably through payroll deductions. The term of the loan should not exceed five years except in the case of a loan used to acquire a dwelling unit that is to be the principal residence of the participant.

Payment of Benefits

Participants or their beneficiaries may receive the vested interest of their Plan account through a distribution of benefits upon retirement, death, termination of employment, or qualifying withdrawal.  Hardship withdrawals are permitted by the Plan.  In-service distributions may be made to a participant who has not separated from service provided they are 59½ or older.  Benefit payments may be made in the form of a lump sum distribution.  Participants who terminate employment with a balance of less than $7,000 may receive an automatic lump sum distribution of their balance.

Forfeited Accounts

At December 31, 2025 and 2024, forfeited non-vested accounts totaled $73,585 and $49,390, respectively. These accounts will be used to reduce future employer contributions. During the years ended December 31, 2025 and 2024, forfeitures of $45,450 and $26,380 were used to fund employer contributions, respectively.